Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Key Financial Information Regarding the Operating Single Segment

For the periods ended June 30, 2026 and 2025, the key financial information regarding the operating single segment comprise the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Revenue	19,984,897	8,303,274	35,412,306	14,326,434
-Cost of revenues	(4,686,379)	(3,563,660)	(9,013,739)	(7,367,528)
-General and administrative expenses	(7,397,955)	(5,496,617)	(14,883,003)	(12,184,292)
-Selling and marketing expenses	(2,147,081)	(1,818,984)	(4,190,137)	(3,067,288)
-Research and development expenses	(907,971)	(479,810)	(1,924,463)	(1,111,242)
-Other expense	(5,258,797)	(1,778,786)	(9,968,423)	(3,339,127)
-Other income	278,104	47,018	778,630	204,889
-Loss on debt extinguishment	(8,322,400)	-	(8,322,400)	-
-Financial expense, net	(4,043,937)	(4,421,682)	(7,816,856)	(6,740,357)
Segment Loss Before Income Tax Expense	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)
Loss Before Income Tax Expense	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)